Securities Available-for-sale (Details 2) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Securities Available-for-Sale
Number of securities sold	0	0
Investment securities at fair value pledged as collateral for borrowings	$ 12.4